Income Tax Benefit/(Expense) (Tables)	9 Months Ended
Mar. 31, 2022
Major Components Of Tax Expense Income [Abstract]
Summary of income tax expense/(benefit)
	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	2022	2021	2022	2021
Income tax (benefit)/expense
Current tax
Current tax	—	—	—	—
Total current tax (benefit)/expense	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(127)	(181)	(314)	(1,129)
(Decrease)/increase in deferred tax liabilities	82	83	127	375
Total deferred tax (benefit)/expense	(45)	(98)	(187)	(754)
Income tax (benefit)/expense	(45)	(98)	(187)	(754)

Summary of Deferred Tax Assets Not Brought to Account
	As of	As of
(in U.S. dollars, in thousands)	March 31, 2022	June 30, 2021
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	89,029	77,738
Other temporary differences
Potential tax benefit at local tax rates	9,338	7,424
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	101,587	88,382